NATURE OF OPERATIONS AND ORGANIZATION	12 Months Ended
Dec. 31, 2020
NATURE OF OPERATIONS AND ORGANIZATION
NATURE OF OPERATIONS AND ORGANIZATION

1. NATURE OF OPERATIONS AND ORGANIZATION

Sogou Inc. (“Sogou” or the “Company”) was incorporated in the Cayman Islands on December 23, 2005 as an indirect wholly-owned subsidiary of Sohu.com Inc., which was the Company’s ultimate parent company until its dissolution on May 31, 2018. Sohu.com Limited, which was a wholly-owned subsidiary of Sohu.com Inc., became the Company’s ultimate parent company as the successor-in-interest to Sohu.com Inc. upon Sohu.com Inc.’s dissolution. Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable), together with its subsidiaries and consolidated VIEs, but, unless the context requires otherwise, excluding the businesses and the corresponding subsidiaries and VIEs of Sogou, are collectively referred to herein as “Sohu.” Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable) and its subsidiaries and consolidated VIEs, including the Company and its subsidiaries and VIEs, are collectively referred to herein as the “Sohu Group.” The Company, together with its subsidiaries and VIEs, are collectively referred to herein as the “Sogou Group.”

The Sogou Group is principally engaged in offering search and search-related advertising services which enable advertisers’ promotional links to be displayed on the Sogou Group’s search result pages and other properties and third parties’ Internet properties where the links are relevant to the subject and content of searches and such properties. The Sogou Group’s advertising services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications. The search and search-related business also benefits from Sogou’s collaboration with Tencent Holdings Limited (together with its subsidiaries, “Tencent,” whose financial statements are prepared under International Financial Reporting Standards), which provides Sogou access to traffic and content generated from the products and services provided by Tencent.

The Sogou Group also offers Internet value-added services (“IVAS”), primarily with respect to the operation of Web games and mobile games developed by third parties, and offers other products and services, including smart hardware products and online lending and microcredit services, which are collectively referred to as the “other business.”

As of December 31, 2020, the Sogou Group’s principal subsidiaries and VIEs were as follows.

		Place of
	Date of	Incorporation/	Effective
Name of Entity	Incorporation/Acquisition	Acquisition	Interest held
Subsidiaries:
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands (“BVI”)	100%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	The People’s Republic of China (“PRC”)	100%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong Special Administrative Region (“Hong Kong”)	100%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	100%
Beijing Sogou Network Technology Co., Ltd. (“Sogou Network”)	Incorporated on March 29, 2012	PRC	100%
Sogou Technology Hong Kong Limited (“Sogou Technology HK”)	Incorporated on August 25, 2015	Hong Kong	100%
Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	PRC	100%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. (“Sogou Hangzhou”)	Incorporated on April 28, 2018	PRC	100%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. (“Sogou Financing Guarantee”)	Incorporated on July 24, 2019	PRC	100%
VIEs:
Beijing Sogou Information Service Co., Ltd. (“Sogou Information”)	Incorporated on December 28, 2005	PRC	100%
Beijing Shi Ji Si Su Technology Co., Ltd. (“Shi Ji Si Su”)	Acquired on April 2, 2015	PRC	100%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	PRC	100%
Consolidated Trust (Note 2(f)—Accounts Receivable and Financing Receivables, Net)	Incorporated on December 2, 2019	PRC	100%

The Company’s principal subsidiaries, Sogou Technology, Sogou Network, Sogou Microcredit, Sogou Hangzhou, and Sogou Financing Guarantee, are wholly foreign-owned enterprises (or “WFOEs”) established in the PRC. The Company’s principal VIEs, which consist of Sogou Information and its principal subsidiaries Shi Ji Si Su and Chengdu Easypay, and the Consolidated Trust, are controlled by Sogou Technology through a series of contractual agreements (see Note 21—VIEs).